UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Defiance Asset Management, LLC

Address:  100 Front Street
          Suite 920
          West Conshohocken, PA 19428

13F File Number: 028-11629

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Mimi Drake
Title:  Chief Financial Officer
Phone:  (610) 940-5306


Signature, Place and Date of Signing:

/s/ Mimi Drake                   West Conshohocken, PA        August 14, 2007
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:          2

Form 13F Information Table Entry Total:    96

Form 13F Information Table Value Total:  $126,377
                                           (x000s)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.




No.        Form 13F File Number          Name

1          028-11630                     Defiance Asset Management Fund, L.P.

2          028-12487                     Defiance Offshore Fund, Ltd.

                                                    FORM 13F INFORMATION TABLE


COLUMN 1                          COLUMN  2    COLUMN 3     COLUMN 4       COLUMN 5      COLUMN 6    COLUMN 7       COLUMN 8

                                   TITLE                   VALUE      SHRS OR   SH/ PUT/ INVESTMENT   OTHER      VOTING AUTHORITY
NAME OF ISSUER                    OF CLASS   CUSIP        (x$1,000)  PRN AMT   PRN CALL  DISCRETION    MGRS    SOLE     SHARED  NONE

AETNA INC NEW                        COM      00817Y108      15,183   307,358   SH      Shared-Other    1               307,358
AETNA INC NEW                        COM      00817Y108       1,480    29,949   SH          Sole       None   29,949
AETNA INC NEW                        COM      00817Y108       5,846   118,346   SH      Shared-Other    2               118,346
AMERICAN EAGLE OUTFITTERS NE         COM      02553E106       2,635   102,701   SH      Shared-Other    1               102,701
AMERICAN EAGLE OUTFITTERS NE         COM      02553E106         995    38,776   SH      Shared-Other    2                38,776
AMERICAN RAILCAR INDS INC            COM      02916P103       4,136   106,040   SH      Shared-Other    1               106,040
AMERICAN RAILCAR INDS INC            COM      02916P103       1,603    41,095   SH      Shared-Other    2                41,095
AMERICAN RAILCAR INDS INC            COM      02916P103         207     5,296   SH          Sole       None    5,296
APACHE CORP                          COM      037411105      13,857   169,837   SH      Shared-Other    1               169,837
APACHE CORP                          COM      037411105       1,338    16,399   SH          Sole       None   16,399
APACHE CORP                          COM      037411105       5,322    65,233   SH      Shared-Other    2                65,233
ARCHER DANIELS MIDLAND CO            COM      039483102      21,243   641,976   SH      Shared-Other    1               641,976
ARCHER DANIELS MIDLAND CO            COM      039483102       2,058    62,182   SH          Sole       None   62,182
ARCHER DANIELS MIDLAND CO            COM      039483102       8,023   242,467   SH      Shared-Other    2               242,467
ASYST TECHNOLOGY CORP                COM      04648X107      12,924 1,787,602   SH      Shared-Other    1             1,787,602
ASYST TECHNOLOGY CORP                COM      04648X107       1,253   173,231   SH          Sole       None  173,231
ASYST TECHNOLOGY CORP                COM      04648X107       4,890   676,307   SH      Shared-Other    2               676,307
BANK OF AMERICA CORPORATION          COM      060505104      10,889   222,733   SH      Shared-Other    1               222,733
BANK OF AMERICA CORPORATION          COM      060505104       1,055    21,582   SH          Sole       None   10,725
BANK OF AMERICA CORPORATION          COM      060505104       4,177    85,430   SH      Shared-Other    2                85,430
CATERPILLAR INC DEL                  COM      149123101       8,782   112,159   SH      Shared-Other    2               112,159
CATERPILLAR INC DEL                  COM      149123101      23,255   297,002   SH      Shared-Other    1               297,002
CATERPILLAR INC DEL                  COM      149123101       2,255    28,802   SH          Sole       None   28,802
CHARMING SHOPPES INC                 COM      161133103       5,865   541,556   SH      Shared-Other    1               541,556
CHARMING SHOPPES INC                 COM      161133103         569    52,549   SH          Sole       None   52,549
CHARMING SHOPPES INC                 COM      161133103       2,216   204,609   SH      Shared-Other    2               204,609
CITIGROUP INC                        COM      172967101      18,353   357,820   SH      Shared-Other    1               357,820
CITIGROUP INC                        COM      172967101       1,783    34,760   SH          Sole       None   34,760
CITIGROUP INC                        COM      172967101       7,048   137,424   SH      Shared-Other    2               137,424
CONOCOPHILLIPS                       COM      20825C104      32,993   420,299   SH      Shared-Other    1               420,299
CONOCOPHILLIPS                       COM      20825C104       3,188    40,608   SH          Sole       None   40,608
CONOCOPHILLIPS                       COM      20825C104      12,655   161,215   SH      Shared-Other    2               161,215
CUMMINS INC                          COM      231021106      15,116   149,357   SH      Shared-Other    1               149,357
CUMMINS INC                          COM      231021106       1,460    14,427   SH          Sole       None   14,427
CUMMINS INC                          COM      231021106       5,791    57,218   SH      Shared-Other    2                57,218
ENDOLOGIX INC                        COM      29266S106       3,112   696,100   SH      Shared-Other    1               696,100
ENDOLOGIX INC                        COM      29266S106       1,215   271,724   SH      Shared-Other    2               271,724
ENDOLOGIX INC                        COM      29266S106         159    35,593   SH          Sole       None   35,593
GOTTSCHALKS INC                      COM      383485109       6,330   532,363   SH      Shared-Other    1               532,363
GOTTSCHALKS INC                      COM      383485109         635    53,433   SH          Sole       None   53,433
GOTTSCHALKS INC                      COM      383485109       2,455   206,504   SH      Shared-Other    2               206,504
HARTFORD FINL SVCS GROUP INC         COM      416515104      12,783   129,766   SH      Shared-Other    1               129,766
HARTFORD FINL SVCS GROUP INC         COM      416515104       1,232    12,507   SH          Sole       None   12,507
HARTFORD FINL SVCS GROUP INC         COM      416515104       4,862    49,360   SH      Shared-Other    2                49,360
HESS CORP                            COM      42809H107       7,917   134,271   SH      Shared-Other    1               134,271
HESS CORP                            COM      42809H107         777    13,171   SH          Sole       None   13,171
HESS CORP                            COM      42809H107       3,050    51,722   SH      Shared-Other    2                51,722
ISHARES TR                      RUSSELL 2000  464287655  18,685,000   227,400  PRN  PUT Shared-Other    1               227,400
ISHARES TR                      RUSSELL 2000  464287655  29,202,000   352,000  PRN  PUT Shared-Other    1               352,000
ISHARES TR                      RUSSELL 2000  464287655     954,000    11,500  PRN  PUT     Sole       None   11,500
ISHARES TR                      RUSSELL 2000  464287655   1,418,000    17,100  PRN  PUT     Sole       None   17,100
ISHARES TR                      RUSSELL 2000  464287655   7,267,000    87,600  PRN  PUT Shared-Other    2                87,600
ISHARES TR                      RUSSELL 2000  464287655  11,225,000   135,300  PRN  PUT Shared-Other    2               135,300
ISHARES TR                      RUSSELL 2000  464287655   1,460,000    17,600  PRN  PUT     Sole       None   17,600
JAKKS PAC INC                        COM      47012E106      15,506   551,038   SH      Shared-Other    1               551,038
JAKKS PAC INC                        COM      47012E106       1,507    53,569   SH          Sole       None   53,569
JAKKS PAC INC                        COM      47012E106       5,953   211,561   SH      Shared-Other    2               211,561
MIDCAP SPDR TR                   UNIT SER 1   595635103  22,210,000   163,200  PRN  PUT Shared-Other    1               163,200
MIDCAP SPDR TR                   UNIT SER 1   595635103   1,320,000     8,100  PRN  PUT     Sole       None    8,100
MIDCAP SPDR TR                  UNIT SERIES 1 595635103  10,298,000    63,200  PRN  PUT Shared-Other    2                63,200
MORGAN STANLEY                     COM NEW    617446448       4,898    58,398   SH      Shared-Other    1                58,398
MORGAN STANLEY                     COM NEW    617446448         472     5,627   SH          Sole       None    5,627
MORGAN STANLEY                       COM      617446448       1,873    22,329   SH      Shared-Other    2                22,329
NABORS INDUDSTIRES LTD               SHS      G6359F103       2,931    87,805   SH          Sole       None   87,805
NABORS INDUSTRIES LTD                SHS      G6359F103      30,370   909,834   SH      Shared-Other    1               909,834
NABORS INDUSTRIES LTD                SHS      G6359F103      11,643   348,809   SH      Shared-Other    2               348,809
NEW YORK & CO INC                    COM      649295102       3,026   276,075   SH      Shared-Other    2               276,075
NEW YORK & CO INC                    COM      649295102       8,018   731,600   SH      Shared-Other    1               731,600
NEW YORK & CO INC                    COM      649295102         777    70,843   SH          Sole       None   70,843
OIL SV HOLDRS TR                DEPOSTRY RCPT 678002106  15,202,000    87,000  PRN  PUT Shared-Other    1                87,000
OIL SVC HOLDRS TR               DEPOSTRY RCPT 678002106     751,000     4,300  PRN  PUT     Sole       None    4,300
OIL SVC HOLDRS TR               DEPOSTRY RCPT 678002106   5,888,000    33,700  PRN  PUT Shared-Other    2                33,700
PFIZER INC                           COM      717081103       5,704   223,063   SH      Shared-Other    1               223,063
PFIZER INC                           COM      717081103         546    21,338   SH          Sole       None   21,338
PFIZER INC                           COM      717081103       2,163    84,588   SH      Shared-Other    2                84,588
SEAGATE TECHNOLOGY                   SHS      G7945J104       9,890   454,305   SH      Shared-Other    1               454,305
SEAGATE TECHNOLOGY                   SHS      G7945J104         959    44,055   SH          Sole       None   44,055
SEAGATE TECHNOLOGY                   SHS      G7945J104       3,745   172,015   SH      Shared-Other    2               172,015
SUNOCO INC                           COM      86764P109       1,448    18,178   SH      Shared-Other    2                18,178
SUNOCO INC                           COM      86764P109       3,803    47,723   SH      Shared-Other    1                47,723
TEREX CORP NEW                       COM      880779103       8,625   106,087   SH      Shared-Other    1               106,087
TEREX CORP NEW                       COM      880779103         835    10,272   SH          Sole       None   10,272
TEREX CORP NEW                       COM      880779103       3,315    40,778   SH      Shared-Other    2                40,778
TRAVELERS COMPANIES INC              COM      89417E109      15,455   288,882   SH      Shared-Other    1               288,882
TRAVELERS COMPANIES INC              COM      89417E109       1,496    27,963   SH          Sole       None   27,963
TRAVELERS COMPANIES INC              COM      89417E109       5,886   110,022   SH      Shared-Other    2               110,022
U S AIRWAYS GROUP INC                COM      90341W108       3,576   118,145   SH      Shared-Other    1               118,145
U S AIRWAYS GROUP INC                COM      90341W108       1,375    45,410   SH      Shared-Other    2                45,410
VALERO ENERGY CORP NEW               COM      91913Y100       3,621    49,024   SH      Shared-Other    1                49,024
VALERO ENERGY CORP NEW               COM      91913Y100       1,386    18,763   SH      Shared-Other    2                18,763
WELLPOINT INC                        COM      94973V107      12,745   159,652   SH      Shared-Other    1               159,652
WELLPOINT INC                        COM      94973V107       1,233    15,449   SH          Sole       None   15,449
WELLPOINT INC                        COM      94973V107       4,900    61,385   SH      Shared-Other    2                61,385
WESTERN DIGITAL CORP                 COM      958102105       8,192   423,368   SH      Shared-Other    1               423,368
WESTERN DIGITAL CORP                 COM      958102105         793    40,982   SH          Sole       None   40,982
WESTERN DIGITAL CORP                 COM      958102105       3,091   159,742   SH      Shared-Other    2               159,742



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